THE ALLIANCE FUND

ANNUAL REPORT
NOVEMBER 30, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                        THE ALLIANCE FUND
_______________________________________________________________________________

December 22, 1997

Dear Shareholder:

We are pleased to provide the annual report to shareholders of the Alliance Fund for the twelve month period ended November 30, 1997. In the table below the Fund's performance is compared with that of the S&P 400 Midcap index, a measure of mid-cap stock performance, and the Russell 1000 Growth Index, which tracks the performance of large, growth-oriented companies.


INVESTMENT RESULTS*
                                        TOTAL RETURN
                               PERIOD ENDED NOVEMBER 30, 1997
                                    6 MONTHS    12 MONTHS
                                   ---------    ---------
THE ALLIANCE FUND
   Class A                           19.34%       31.82%
   Class B                           18.88%       30.74%
   Class C                           19.02%       30.72%

S&P 400 MIDCAP INDEX                 15.84%       27.45%

RUSSELL 1000 GROWTH STOCK INDEX      12.26%       26.52%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIODS SHOWN AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF NOVEMBER 30, 1997. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD.

As can be seen in the table above, the Fund outperformed its benchmarks over the past 6- and 12-month periods. An overweighting in financial, energy service, telecommunication and airline stocks was chiefly responsible for the outperformance.

REVIEW OF INVESTMENT STRATEGY
The twelve months ended November 30, 1997 was a very good period for the Fund's performance and major changes in the Fund's holdings were accomplished. Most of the relatively large capitalization stocks with high price/earnings ratios were sold and replaced by more attractively valued mid-cap companies. The focus of the Alliance Fund is to own the strongest and most rapidly growing companies, while remaining cognizant of valuation levels. Growth at a reasonable price is our investment philosophy.

Our current strategy involves holding large positions in financial services companies such as MBNA, CNA financial, Merrill Lynch and A.G. Edwards. We expect that financial services will be a sector likely to experience above-average earnings growth, and that these companies offer attractive opportunities to participate in that growth. Telecommunication stocks also have become very important portfolio holdings, particularly newer, rapidly growing telephone companies that are gaining share from the large Bell companies.

Energy service and airline stocks are additional areas of special interest. Supply and demand characteristics are very positive for both industries. Also, in an important sense, these two groups provide interesting diversification effects on the portfolio as changes in oil prices tend to have opposing effects on each group's near term results.

We are also large holders of several special situations such as Telephone and Data Systems, and Republic Industries. In each of these instances the companies appear to us uniquely positioned to show strong earnings results and are very attractively valued relative to their growth rates. Both companies have multi-industry operations which have combined values much greater than the current market price.

OUTLOOK
While the equity market as a whole is trading at the upper end of long-term valuation ranges and U.S. economic growth may slow somewhat in 1998, we still can find many individual stocks with rapid earnings growth rates and attractive valuations. Over the next several months we continue to project low inflation and relatively flat interest rates, a good environment for growth stocks. Picking the right companies will become increasingly important as overall economic growth and aggregate corporate earnings may slow. In particular, we remain enthusiastic about the attractive valuations and growth prospects of the stocks in the Fund.


1



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

Thank you for your interest and investment in The Alliance Fund. We look forward to reporting to you on future activity and the Fund's investment results.

Sincerely,


John D. Carifa
Chairman and President


Alden Stewart
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                             THE ALLIANCE FUND
_______________________________________________________________________________

The Alliance Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks. While the Fund normally invests substantially all of its assets in equities that Alliance believes will appreciate in value, it may invest in a variety of securities, including convertible bonds, U.S. Government securities, and other high-quality instruments. The Fund has the flexibility to invest without limit in foreign securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    31.82%         26.26%
  Five Years                  19.00%         17.98%
  Ten Years                   19.00%         18.50%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    30.74%         26.74%
  Five Years                  17.98%         17.98%
  Since Inception*            17.05%         17.05%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    30.72%         29.72%
  Since Inception*            19.43%         19.43%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 3/4/91, Class B; 5/3/93, Class C.


3



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

THE ALLIANCE FUND
GROWTH OF A $10,000 INVESTMENT
11/30/87 TO 11/30/97

$64,000
$55,000
$46,000
$37,000
$28,000
$19,000
$10,000

11/30/87   11/30/88   11/30/89  11/30/90   11/30/91   11/30/92  11/30/93
11/30/94   11/30/95   11/30/96   11/30/97

S&P 400 MIDCAPINDEX: $61,417
RUSSELL 1000 GROWTH STOCK INDEX: $56,194
THE ALLIANCE FUND CLASS A: $54,581

This chart illustrates the total value of an assumed $10,000 investment in The Alliance Fund Class A shares (from 11/30/87 to 11/30/97) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Standard &Poor's 400 Midcap Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

The unmanaged Russell 1000 Growth Stock Index measures the performance of large-cap stocks with a greater-than-average growth orientation.

When comparing The Alliance Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


The Alliance Fund
Standard &Poor's 400 Midcap Index
Russell 1000 Growth Stock Index


4



TEN LARGEST HOLDINGS
NOVEMBER 30, 1997                                             THE ALLIANCE FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                               VALUE          NET ASSETS
-------------------------------------------------------------------------------
Continental Airlines, Inc. Cl.B                  $ 72,900,000            5.6%
Halliburton Co.                                    65,803,750            5.1
Republic Industries, Inc.                          61,768,125            4.7
Teleport Communications Group, Inc. Cl.A           61,250,000            4.7
MBNA Corp.                                         56,578,125            4.3
Rowan Cos., Inc.                                   54,400,000            4.2
Morgan Stanley, Dean Witter, Discover and Co.      48,881,250            3.8
WorldCom, Inc.                                     48,000,000            3.7
Merrill Lynch & Co., Inc.                          46,323,750            3.6
CNA Financial Corp.                                45,937,500            3.5
                                                 $561,842,500           43.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED NOVEMBER 30, 1997
_______________________________________________________________________________

                                                            SHARES*
                                                  -----------------------------
                                                                    HOLDINGS
PURCHASES                                             BOUGHT        11/30/97
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.                          570,000        720,000
Circuit City Stores-Circuit City Group                400,000        400,000
CNA Financial Corp.                                   175,000        375,000
Continental Airlines, Inc. Cl.B                       600,000      1,600,000
DSC Communications Corp.                              420,000        420,000
Extended Stay America, Inc.                         1,000,000      1,000,000
Network Associates, Inc.                              360,000        360,000
Schlumberger, Ltd.                                    230,000        230,000
Telecomunicacoes Brasileras SA (ADR)                  120,000        120,000
Telephone and Data Systems, Inc.                      375,000      1,025,000


                                                                     HOLDINGS
SALES                                                   SOLD         11/30/97
-------------------------------------------------------------------------------
America Online, Inc.                                  230,000         20,000
Cascade Communications Corp.                          725,000             -0-
Cisco Systems, Inc.                                   820,000             -0-
Columbia/HCA Healthcare Corp.                         925,000             -0-
First Data Corp.                                      375,000             -0-
First Union Corp.                                     210,000             -0-
Home Depot, Inc.                                      200,000             -0-
Mannesmann AG                                          35,000             -0-
Marriot International, Inc.                           200,000             -0-
Micron Technology, Inc.                               475,000             -0-


*    Adjusted for stock splits.


5



PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997                                             THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-100.0%
FINANCE-22.7%
BANKING - MONEY CENTER-0.3%
Chase Manhattan Corp.                            30,000     $  3,258,750
GreenPoint Financial Corp.                       15,500        1,032,688
                                                             ------------
                                                               4,291,438

BROKERAGE & MONEY MANAGEMENT-9.8%
Edwards (A.G.), Inc.                            450,000       15,243,750
Legg Mason, Inc.                                340,000       16,447,500
Merrill Lynch & Co., Inc.                       660,000       46,323,750
Morgan Stanley, Dean Witter,
  Discover and Co.                              900,000       48,881,250
                                                             ------------
                                                             126,896,250

INSURANCE-7.2%
CNA Financial Corp. (a)                         375,000       45,937,500
IPC Holdings Ltd.                               112,100        3,377,012
Life Re Corp.                                   100,000        5,712,500
NAC Re Corp.                                     63,300        2,824,763
Travelers Group, Inc.                           700,000       35,350,000
                                                             ------------
                                                              93,201,775

REAL ESTATE-0.6%
Excel Realty Trust, Inc.                        158,000        4,819,000
Imperial Credit Mortgage Holdings               187,500        3,316,406
                                                             ------------
                                                               8,135,406

MISCELLANEOUS-4.8%
MBNA Corp.                                    2,130,000       56,578,125
PMI Group, Inc.                                 100,000        6,500,000
                                                             ------------
                                                              63,078,125
                                                             ------------
                                                             295,602,994

CONSUMER SERVICES-22.5%
AIRLINES-10.6%
America West Holding Corp. Cl.B (a)             258,200        4,115,062
Continental Airlines, Inc. Cl.B (a)           1,600,000       72,900,000
Delta Air Lines, Inc.                            58,000        6,463,375
KLM Royal Dutch Air                             275,000        9,900,000
Northwest Airlines Corp. Cl.A (a)             1,000,000       41,500,000
Southwest Airlines Co.                          150,000        3,665,625
                                                             ------------
                                                             138,544,062

APPAREL-0.1%
Wolverine World Wide, Inc.                       50,000        1,140,625

BROADCASTING & CABLE-5.4%
Millicom International
  Cellular, S.A. (a)(b)                         350,000       13,037,500
Nextel Communications, Inc. Cl.A (a)            335,000        8,458,750
Telephone and Data Systems, Inc.              1,025,000       45,035,937
United States Satellite Broadcasting
  Co., Inc. Cl.A (a)                             57,500          481,563
Vanguard Cellular Systems, Inc. Cl.A (a)        220,000        3,066,250
                                                             ------------
                                                              70,080,000

ENTERTAINMENT & LEISURE-0.1%
Pep Boys Manny, Moe & Jack                       50,000        1,256,250

RESTAURANTS & LODGING-2.6%
Extended Stay America, Inc. (a)               1,000,000       11,500,000
Host Marriott Corp. (a)                       1,100,000       22,893,750
                                                             ------------
                                                              34,393,750


6



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE-1.5%
Circuit City Stores-Circuit City Group          400,000     $ 13,125,000
The Limited, Inc.                               250,000        6,015,625
                                                             ------------
                                                              19,140,625

MISCELLANEOUS-2.2%
CUC International, Inc. (a)                   1,000,000       28,750,000
                                                             ------------
                                                             293,305,312

ENERGY-21.7%
DOMESTIC PRODUCERS-1.5%
Apache Corp.                                     15,000          551,250
Brown (Tom), Inc. (a)                           243,500        5,341,781
Gulf Canada Resources, Ltd. (a)(c)            1,000,000        7,000,000
Union Pacific Resources Group, Inc.             250,000        6,218,750
                                                             ------------
                                                              19,111,781

OIL SERVICE-16.7%
Baker Hughes, Inc.                              420,000       17,587,500
Dresser Industries, Inc.                        120,000        4,485,000
Halliburton Co.                               1,220,000       65,803,750
Lukoil Holdings (ADR) (d)
  Common                                         10,000          762,500
  Preferred                                      80,000        2,080,000
Nabors Industries, Inc. (a)                     320,000       11,220,000
Noble Drilling Corp. (a)                        525,000       15,782,812
Oceaneering International, Inc. (a)             167,400        3,452,625
Parker Drilling Co. (a)                       1,750,000       23,078,125
Rowan Cos., Inc. (a)                          1,600,000       54,400,000
Schlumberger, Ltd.                              230,000       18,931,875
                                                             ------------
                                                             217,584,187

MISCELLANEOUS-3.5%
Diamond Offshore Drilling, Inc.                 760,000       37,905,000
Ultramar Diamond Shamrock                       252,500        7,685,469
                                                             ------------
                                                              45,590,469
                                                             ------------
                                                             282,286,437

UTILITIES-12.4%
TELEPHONE UTILITY-12.4%
Bell Canada International, Inc. (a)(c)           16,600          241,478
MCI Communications Corp.                        200,000        8,787,500
Telecomunicacoes Brasileras SA (ADR) (e)        120,000       12,525,000
Teleport Communications
  Group, Inc. Cl.A (a)                        1,250,000       61,250,000
United States Cellular Corp. (a)                920,000       30,130,000
WorldCom, Inc. (a)                            1,500,000       48,000,000
                                                             ------------
                                                             160,933,978

TECHNOLOGY-6.1%
COMMUNICATION EQUIPMENT-3.4%
ADC Telecommunications, Inc. (a)                720,000       26,775,000
DSC Communications Corp. (a)                    420,000        9,476,250
Powertel, Inc. (a)                               40,000          776,250
Sterling Commerce, Inc. (a)                     120,000        4,170,000
Tellabs, Inc. (a)                                50,000        2,600,000
                                                             ------------
                                                              43,797,500

COMPUTER HARDWARE-0.2%
Micron Electronics, Inc. (a)                    173,100        1,925,738

COMPUTER SERVICES-0.2%
DBT Online, Inc. (a)                            114,000        2,935,500


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                          THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMPUTER SOFTWARE-1.8%
Checkfree Corp. (a)                             160,000     $  4,190,000
HNC Software, Inc. (a)                          100,000        3,150,000
Network Associates, Inc. (a)                    360,000       16,470,000
                                                             ------------
                                                              23,810,000

NETWORK SOFTWARE-0.1%
America Online, Inc. (a)                         20,000        1,510,000

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.3%
Teradyne, Inc. (a)                              100,000        3,281,250

SEMI-CONDUCTOR COMPONENTS-0.1%
Xilinx, Inc. (a)                                 50,000        1,728,125
                                                             ------------
                                                              78,988,113

CONSUMER MANUFACTURING-5.4%
AUTO & RELATED-4.8%
Republic Industries, Inc. (a)                 2,370,000       61,768,125

BUILDING & RELATED-0.1%
IRI International Corp. (a)                      84,400        1,360,950

TEXTILE PRODUCTS-0.2%
Tommy Hilfiger Corp. (a)                         55,500        2,178,375

MISCELLANEOUS-0.3%
Industrie Natuzzi S.P.A. (ADR) (f)              209,800        4,510,700
                                                             ------------
                                                              69,818,150

HEALTH CARE-4.4%
BIOTECHNOLOGY-4.4%
Centocor, Inc. (a)                              431,300       18,761,550
GelTex Pharmaceuticals, Inc. (a)                500,000       14,000,000
Genzyme Corp. (a)                               150,000        4,021,875
IDEC Pharmaceuticals Corp. (a)                   35,600        1,243,775
MedImmune, Inc. (a)                             500,000       19,125,000
                                                             ------------
                                                              57,152,200

CONSUMER STAPLES-3.3%
FOOD-0.4%
Tyson Foods, Inc. Cl.A                          270,000        4,893,750

HOUSEHOLD PRODUCTS-0.0%
Viad Corp.                                       20,000          381,250

TOBACCO-2.9%
Loews Corp.                                     360,000       38,205,000
                                                             ------------
                                                              43,480,000

CAPITAL GOODS-0.8%
ELECTRICAL EQUIPMENT-0.2%
Western Wireless Corp. Cl.A (a)                 110,000        2,048,750

MISCELLANEOUS-0.6%
United States Filter Corp. (a)                  255,000        8,000,625
                                                             ------------
                                                              10,049,375

TRANSPORTATION-0.6%
MISCELLANEOUS-0.6%
Knightsbridge Tankers, Ltd.                     175,000        5,337,500
OMI Corp. (a)                                   220,000        2,255,000
                                                             ------------
                                                               7,592,500


8



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
MULTI INDUSTRY COMPANIES-0.1%
Dynex Capital, Inc.                             100,000   $    1,387,500
Total Common & Preferred Stocks
  (cost $1,068,832,294)                                    1,300,596,559

SHORT-TERM INVESTMENT-0.4%
COMMERCIAL PAPER-0.4%
Prudential Funding
  5.67%, 12/01/97
  (amortized cost $5,440,000)                   $ 5,440        5,440,000

TOTAL INVESTMENTS-100.4%
  (cost $1,074,272,294)                                  $ 1,306,036,559
Other assets less liabilities-(0.4%)                          (4,994,557)

NET ASSETS-100%                                          $ 1,301,042,002


(a)  Non-income producing security.
(b)  Country of origin--Luxembourg.
(c)  Country of origin--Canada.
(d)  Country of origin--Russia.
(e)  Country of origin--Brazil.
(f)  Country of origin--Italy.

     Glossary:
     ADR - American Depositary Receipt.

See notes to financial statements.


9



STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997                                             THE ALLIANCE FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,074,272,294)    $ 1,306,036,559
  Cash                                                                   9,991
  Receivable for investment securities sold                         11,300,808
  Receivable for capital stock sold                                  1,081,102
  Dividends receivable                                                 619,712
  Total assets                                                   1,319,048,172

LIABILITIES
  Payable for investment securities purchased                       14,953,142
  Unclaimed dividends                                                1,005,964
  Management fee payable                                               723,260
  Payable for capital stock redeemed                                   663,178
  Distribution fee payable                                             275,949
  Accrued expenses                                                     384,677
  Total liabilities                                                 18,006,170

NET ASSETS                                                     $ 1,301,042,002

COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $     1,501,821
  Additional paid-in capital                                       761,648,965
  Accumulated net realized gain on investments and
    foreign currency transactions                                  306,126,951
  Net unrealized appreciation of investments                       231,764,265
                                                               $ 1,301,042,002

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,201,434,799/138,170,619 shares of capital stock
    issued and outstanding)                                              $8.70
  Sales charge--4.25% of public offering price                             .39
  Maximum offering price                                                 $9.09

  CLASS B SHARES
  Net asset value and offering price per share ($70,461,310/
    8,543,581 shares of capital stock issued and outstanding)            $8.25

  CLASS C SHARES
  Net asset value and offering price per share ($18,871,346/
    2,286,041 shares of capital stock issued and outstanding)            $8.26

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($10,274,547 / 1,181,832 shares of capital stock
    issued and outstanding)                                              $8.69


See notes to financial statements.


10



STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997                                  THE ALLIANCE FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $36,434)                           $ 7,821,041
  Interest                                             677,101    $  8,498,142

EXPENSES
  Management fee                                     7,855,807
  Distribution fee - Class A                         2,098,235
  Distribution fee - Class B                           542,302
  Distribution fee - Class C                           162,266
  Transfer agency                                      903,185
  Custodian                                            251,455
  Printing                                             124,786
  Administrative                                       123,000
  Registration                                         121,995
  Audit and legal                                      103,882
  Taxes                                                 72,900
  Directors' fees                                       33,000
  Miscellaneous                                         43,603
  Total expenses                                                    12,436,416
  Net investment loss                                               (3,938,274)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                     312,629,476
  Net realized loss on foreign currency transactions                   (84,569)
  Net change in unrealized appreciation of investments
    and foreign currency denominated assets and liabilities          4,067,927
  Net gain on investments and foreign
    currency transactions                                          316,612,834

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $312,674,560


See notes to financial statements.


11



STATEMENT OF CHANGES IN NET ASSETS                            THE ALLIANCE FUND
_______________________________________________________________________________

                                                YEAR ENDED        YEAR ENDED
                                                 NOV. 30,          NOV. 30,
                                                   1997              1996
                                             ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                $   (3,938,274)   $    2,471,666
  Net realized gain on investments and
    foreign currency transactions                312,544,907       143,836,346
  Net change in unrealized appreciation of
    investments and foreign currency
    denominated assets and liabilities             4,067,927         4,238,507
  Net increase in net assets from operations     312,674,560       150,546,519

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
    Class A                                       (2,584,179)       (2,437,233)
    Advisor Class                                     (4,914)               -0-
  Net realized gain on investments
    Class A                                     (136,315,610)     (129,777,164)
    Class B                                       (6,355,169)       (4,556,157)
    Class C                                       (1,970,589)       (1,766,904)
    Advisor Class                                   (148,119)               -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                    77,246,571        59,364,620
  Total increase                                 242,542,551        71,373,681

NET ASSETS
  Beginning of year                            1,058,499,451       987,125,770
  End of year (including undistributed
    net investment income of $2,417,164
    at November 30, 1996)                     $1,301,042,002    $1,058,499,451


See notes to financial statements.


12



NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997                                             THE ALLIANCE FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
The Alliance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums. Investment gains and losses are determined on the identified cost basis.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividend and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net operating losses, resulted in a net decrease in accumulated net investment losses and a corresponding decrease in accumulated net realized gain on investments and foreign currency transactions. This reclassification had no effect on net assets.


NOTE B: MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P., (the "Manager") a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $122,810 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the year ended November 30, 1997.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $705,717 for the year ended November 30, 1997.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $9,940 from the sale of Class A shares and $154,336 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares, respectively, for the year ended November 30, 1997.

Brokerage commissions paid for the year ended November 30, 1997 on investment transactions amounted to $3,707,259, of which $2,500 was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., ("DLJ"), and $26,805 was paid to DLJ directly. Both are affiliates of the Manager.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,782,063 and $1,025,156, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with


14



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,809,193,913 and $1,823,969,457, respectively, for the year ended November 30, 1997. There were no purchases but there were sales of $27,445,724 of U.S. government or government agency obligations for the year ended November 30, 1997. At November 30, 1997, the cost of investments for federal income tax purposes was $1,091,540,501. Accordingly, gross unrealized appreciation of investments was $237,034,742 and gross unrealized depreciation of investments was $22,538,684, resulting in net unrealized appreciation of $214,496,058.


NOTE E: CAPITAL STOCK
There are 900,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A shares consists of 300,000,000 shares. Class B and Class C shares each consist of 150,000,000 shares and Advisor Class shares consist of 300,000,000 shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       NOV. 30,       NOV. 30,      NOV. 30,        NOV. 30,
                         1997           1996          1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            6,987,684     4,150,468    $ 57,214,484    $ 28,384,296
Shares issued in
  reinvestment of
  dividends and
  distributions       16,635,560    15,446,742     106,301,324     100,712,758
Shares converted
  from Class B           212,659       118,728       1,657,992         823,774
Shares redeemed      (15,229,370)  (12,552,838)   (116,622,533)    (86,836,564)
Net increase           8,606,533     7,163,100    $ 48,551,267    $ 43,084,264

CLASS B
Shares sold            4,424,115     2,617,216    $ 33,748,548    $ 17,347,199
Shares issued in
  reinvestment of
  distributions          865,292       586,032       5,287,064       3,697,861
Shares converted
  to Class A            (223,476)     (123,214)     (1,657,992)       (823,774)
Shares redeemed       (2,525,999)   (1,311,534)    (18,835,577)     (8,719,518)
Net increase           2,539,932     1,768,500    $ 18,542,043    $ 11,501,768

CLASS C
Shares sold            2,634,424     1,402,282    $ 20,389,284    $  9,611,884
Shares issued in
  reinvestment of
  distributions          248,536       175,223       1,518,562       1,105,657
Shares redeemed       (2,472,942)   (1,045,876)    (19,320,033)     (6,946,611)
Net increase             410,018       531,629    $  2,587,813    $  3,770,930


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                     --------------------------  ------------------------------
                      YEAR ENDED  OCT. 2,1996(A)  YEAR ENDED    OCT. 2, 1996(A)
                        NOV. 30,        TO          NOV. 30,          TO
                         1997      NOV. 30, 1996     1997        NOV. 30, 1996
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares  sold           2,621,487       140,391    $ 21,634,966    $  1,007,658
Shares issued in
  reinvestment of
  dividends and
  distributions           22,857            -0-        145,601              -0-
Shares redeemed       (1,602,903)           -0-    (14,215,119)             -0-
Net increase           1,041,441       140,391    $  7,565,448    $  1,007,658


(a)  Commencement of distribution.


16



FINANCIAL HIGHLIGHTS                                          THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS A
                                              -------------------------------------------------------------------
                                                                                        JAN. 1, 1994
                                                        YEAR ENDED NOVEMBER 30,              TO        YEAR ENDED
                                              ----------------------------------------     NOV. 30,     DEC. 31,
                                                 1997          1996          1995           1994(A)        1993
                                              ------------   -----------   -----------   ------------   ---------
Net asset value, beginning of period            $ 7.71         $ 7.72        $ 6.63        $ 6.85         $ 6.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.02)(b)        .02           .02(b)        .01            .02
Net realized and unrealized gain (loss)
  on investment transactions                      2.09           1.06          2.08          (.23)           .93
Net increase (decrease) in net asset
  value from operations                           2.07           1.08          2.10          (.22)           .95

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              (.02)          (.02)         (.01)           -0-          (.02)
Distributions from net realized gains            (1.06)         (1.07)        (1.00)           -0-          (.76)
Total dividends and distributions                (1.08)         (1.09)        (1.01)           -0-          (.78)
Net asset value, end of period                  $ 8.70         $ 7.71        $ 7.72        $ 6.63         $ 6.85

TOTAL RETURN
Total investment return based on
  net asset value (c)                            31.82%         16.49%        37.87%        (3.21)%        14.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $1,201,435       $999,067      $945,309      $760,679       $831,814
Ratio of expenses to average net assets           1.03%          1.04%         1.08%         1.05%(d)       1.01%
Ratio of net investment income (loss)
  to average net assets                           (.29)%          .30%          .31%          .21%(d)        .27%
Portfolio turnover rate                            158%            80%           81%           63%            66%
Average commission rate (e)                     $.0571         $.0646            --            --             --


See footnote summary on page 20.


17



FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS B
                                              -------------------------------------------------------------------
                                                                                         JAN. 1, 1994
                                                        YEAR ENDED NOVEMBER 30,               TO       YEAR ENDED
                                              ---------------------------------------       NOV. 30,    DEC. 31,
                                                 1997          1996          1995           1994(A)       1993
                                              ------------  -----------   -----------   -------------  ----------
Net asset value, beginning of period            $ 7.40        $ 7.49        $ 6.50        $ 6.76         $ 6.64

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                               (.08)(b)      (.01)         (.03)(b)      (.03)          (.03)
Net realized and unrealized gain (loss)
  on investment transactions                      1.99           .99          2.02          (.23)           .91
Net increase (decrease) in net asset
  value from operations                           1.91           .98          1.99          (.26)           .88

LESS: DISTRIBUTIONS
Distributions from net realized gains            (1.06)        (1.07)        (1.00)           -0-          (.76)
Net asset value, end of period                  $ 8.25        $ 7.40        $ 7.49        $ 6.50         $ 6.76

TOTAL RETURN
Total investment return based on
  net asset value (c)                            30.74%        15.47%        36.61%        (3.85)%        13.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $70,461       $44,450       $31,738       $18,138        $12,402
Ratio of expenses to average net assets           1.85%         1.87%         1.90%         1.89%(d)       1.90%
Ratio of net investment loss to
  average net assets                             (1.12)%        (.53)%        (.53)%        (.60)%(d)      (.64)%
Portfolio turnover rate                            158%           80%           81%           63%            66%
Average commission rate (e)                     $.0571        $.0646            --            --             --


See footnote summary on page 20.


18


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS C
                                              ---------------------------------------------------------------------
                                                                                        JAN. 1, 1994      MAY 3,
                                                       YEAR ENDED NOVEMBER 30,               TO        1993(F) TO
                                              ----------------------------------------     NOV. 30,      DEC. 31,
                                                  1997          1996          1995         1994(A)         1993
                                              ------------   ----------   ------------  -------------  ------------
Net asset value, beginning of period            $ 7.41        $ 7.50        $ 6.50        $ 6.77        $ 6.67

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                               (.08)(b)      (.02)         (.03)(b)      (.03)         (.02)
Net realized and unrealized gain (loss)
  on investment transactions                      1.99          1.00          2.03          (.24)          .88
Net increase (decrease) in net asset
  value from operations                           1.91           .98          2.00          (.27)          .86

LESS: DISTRIBUTIONS
Distributions from net realized gains            (1.06)        (1.07)        (1.00)           -0-         (.76)
Net asset value, end of period                  $ 8.26        $ 7.41        $ 7.50        $ 6.50        $ 6.77

TOTAL RETURN
Total investment return based on
  net asset value (c)                            30.72%        15.48%        36.79%        (3.99)%       13.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $18,871       $13,899       $10,078        $6,230        $4,006
Ratio of expenses to average net assets           1.83%         1.86%         1.89%         1.87%(d)      1.94%(d)
Ratio of net investment loss to
  average net assets                             (1.10)%        (.51)%        (.51)%        (.59)%(d)     (.74)%(d)
Portfolio turnover rate                            158%           80%           81%           63%           66%
Average commission rate (e)                     $.0571        $.0646            --            --            --


See footnote summary on page 20.


19



FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                          ADVISOR CLASS
                                                   ----------------------------
                                                                   OCTOBER 2,
                                                                     1996(F)
                                                    YEAR ENDED         TO
                                                   NOVEMBER 30,    NOVEMBER 30,
                                                       1997            1996
                                                   -------------  -------------
Net asset value, beginning of period                  $ 7.71         $ 6.99

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                     (.02)(b)         -0-
Net realized and unrealized gain on
  investment transactions                               2.10            .72
Net increase in net asset value from operations         2.08            .72

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                    (.04)            -0-
Distributions from net realized gains                  (1.06)            -0-
Total dividends and distributions                      (1.10)            -0-
Net asset value, end of period                        $ 8.69         $ 7.71

TOTAL RETURN
Total investment return based on
  net asset value (c)                                  32.00%         10.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $10,275         $1,083
Ratio of expenses to average net assets                  .83%           .89%(d)
Ratio of net investment income (loss) to
  average net assets                                    (.21)%          .38%(d)
Portfolio turnover rate                                  158%            80%
Average commission rate                               $.0571         $.0646


(a)  The Fund changed its fiscal year end from December 31 to November 30.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(d)  Annualized.

(e) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(f)  Commencement of distribution.


20



REPORT OF INDEPENDENT ACCOUNTANTS                             THE ALLIANCE FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE ALLIANCE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Alliance Fund, Inc. (the "Fund") at November30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
January 9, 1998


21



                                                              THE ALLIANCE FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT

DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


22



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

23

THE ALLIANCE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALLAR